UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Aggressive
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

1.805754.103

AAG-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Marine Harvest ASA (a)	268,000	$ 314,461
Tyson Foods, Inc. Class A	25,100	540,905
		855,366
ENERGY - 7.9%
Energy Equipment & Services - 1.3%
FMC Technologies, Inc. (a)	6,700	634,490
Oil, Gas & Consumable Fuels - 6.6%
Denbury Resources, Inc. (a)	14,598	580,708
Gulfport Energy Corp. (a)	13,408	241,478
Quicksilver Resources, Inc. (a)	13,658	545,637
Range Resources Corp.	16,350	593,669
Valero Energy Corp.	7,400	506,974
Williams Companies, Inc.	24,155	748,805
		3,217,271
TOTAL ENERGY		3,851,761
FINANCIALS - 14.1%
Capital Markets - 3.9%
Indiabulls Financial Services Ltd.	69,055	912,039
T. Rowe Price Group, Inc.	19,549	1,003,255
		1,915,294
Commercial Banks - 1.1%
Commerce Bancorp, Inc.	14,200	521,566
Diversified Financial Services - 5.9%
CME Group, Inc.	900	499,320
Deutsche Boerse AG	8,800	971,083
IntercontinentalExchange, Inc. (a)	3,500	510,545
JSE Ltd.	40,916	407,153
MarketAxess Holdings, Inc. (a)	13,587	236,821
NYMEX Holdings, Inc.	2,000	258,040
		2,882,962
Real Estate Management & Development - 3.2%
Dev Property Development PLC	177,000	267,710
Indiabulls Real Estate Ltd. (a)	104,925	1,276,063
		1,543,773
TOTAL FINANCIALS		6,863,595
Common Stocks - continued
	Shares	Value
HEALTH CARE - 28.6%
Biotechnology - 5.3%
Alnylam Pharmaceuticals, Inc. (a)	36,600	$ 855,342
Amylin Pharmaceuticals, Inc. (a)	9,429	462,304
CytRx Corp. (a)	81,318	294,372
Omrix Biopharmaceuticals, Inc. (a)	13,127	459,576
ONYX Pharmaceuticals, Inc. (a)	12,678	502,302
		2,573,896
Health Care Equipment & Supplies - 17.1%
ArthroCare Corp. (a)	11,652	652,745
Conceptus, Inc. (a)	22,634	396,095
Cyberonics, Inc. (a)	33,972	512,637
Hologic, Inc. (a)	19,378	1,029,941
NeuroMetrix, Inc. (a)	15,606	121,259
Northstar Neuroscience, Inc. (a)	24,083	273,583
NuVasive, Inc. (a)	43,200	1,378,080
Respironics, Inc. (a)	10,100	479,043
St. Jude Medical, Inc. (a)	79,600	3,468,169
		8,311,552
Health Care Technology - 3.0%
Allscripts Healthcare Solutions, Inc. (a)	11,600	262,276
Cerner Corp. (a)	9,320	531,613
Eclipsys Corp. (a)	10,217	235,911
Merge Technologies, Inc. (a)	39,705	185,819
Vital Images, Inc. (a)	11,900	220,626
		1,436,245
Life Sciences Tools & Services - 1.4%
AMAG Pharmaceuticals, Inc.	12,596	688,371
Pharmaceuticals - 1.8%
Allergan, Inc.	9,700	582,097
Collagenex Pharmaceuticals, Inc. (a)	23,483	301,052
		883,149
TOTAL HEALTH CARE		13,893,213
INDUSTRIALS - 11.4%
Air Freight & Logistics - 1.1%
Panalpina Welttransport Holding AG	2,860	508,665
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc. (a)	5,200	$ 245,388
CoStar Group, Inc. (a)	6,373	350,706
		596,094
Construction & Engineering - 5.9%
Granite Construction, Inc.	11,300	615,172
Quanta Services, Inc. (a)	79,301	2,241,839
		2,857,011
Electrical Equipment - 1.6%
Neo-Neon Holdings Ltd.	140,000	273,633
Prysmian SpA	20,500	509,550
		783,183
Machinery - 1.1%
Bucyrus International, Inc. Class A	8,600	537,414
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd.	14,181	255,542
TOTAL INDUSTRIALS		5,537,909
INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 4.4%
Adtran, Inc.	22,523	602,040
Infinera Corp.	2,800	53,928
Juniper Networks, Inc. (a)	29,400	967,848
Polycom, Inc. (a)	16,500	500,115
		2,123,931
Computers & Peripherals - 1.9%
Network Appliance, Inc. (a)	9,300	259,098
SanDisk Corp. (a)	11,852	664,423
		923,521
Internet Software & Services - 4.4%
Digital River, Inc. (a)	5,000	231,800
Omniture, Inc. (a)	19,843	492,305
SAVVIS, Inc. (a)	17,035	676,801
ValueClick, Inc. (a)	35,900	719,436
		2,120,342
IT Services - 6.3%
BearingPoint, Inc. (a)	3,000	17,610
Mastercard, Inc. Class A	16,731	2,291,980
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Redecard SA	16,700	$ 255,352
Unisys Corp. (a)	69,400	511,478
		3,076,420
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices, Inc. (a)	57,300	744,900
Altera Corp.	21,463	511,034
Broadcom Corp. Class A (a)	41,979	1,448,276
Hittite Microwave Corp. (a)	13,142	556,827
Marvell Technology Group Ltd. (a)	87,900	1,456,503
PMC-Sierra, Inc. (a)	160,993	1,236,426
Xilinx, Inc.	20,000	511,400
		6,465,366
Software - 2.5%
Financial Technology (India) Ltd.	6,552	396,885
Quality Systems, Inc.	6,341	233,666
Synchronoss Technologies, Inc. (a)	17,560	610,034
		1,240,585
TOTAL INFORMATION TECHNOLOGY		15,950,165
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	39,900	875,805
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Ocean Power Technologies, Inc. (a)	14,248	178,100
TOTAL COMMON STOCKS (Cost $44,838,141)		48,005,914
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 5.48% (b) (Cost $780,198)	780,198	$ 780,198
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $45,618,339)		48,786,112
NET OTHER ASSETS - (0.4)%		(209,707)
NET ASSETS - 100%		$ 48,576,405
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,778
Fidelity Securities Lending Cash Central Fund	9,756
Total	$ 35,534
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $46,167,606. Net unrealized appreciation aggregated $2,618,506, of which $6,310,340 related to appreciated investment securities and $3,691,834 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007